EQUITY (Detail Textuals 3) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 Stock options CNY	Dec. 31, 2013 Stock options CNY	Dec. 31, 2012 Stock options CNY	Dec. 31, 2014 Stock options USD ($)	Dec. 31, 2013 Stock options USD ($)	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2011 Stock options USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price for options outstanding					$ 7.95	$ 7.49	$ 7.74	$ 7.52
Weighted-average remaining contractual life of option	3 years 2 months 12 days	3 years 2 months 12 days
Recognized compensation cost		2.7	1.4	2.6
Total intrinsic value of options exercised		0.02	3.90	0.30
Total intrinsic value of options outstanding
Total fair value of shares vested		2.0	10.2	9.4
Total compensation cost related to nonvested stock options unrecognized		0.7